BUSINESS COMBINATIONS - Narrative (Details) - USD ($) $ in Thousands					9 Months Ended		12 Months Ended
	Feb. 28, 2025	Dec. 09, 2024	Jul. 18, 2024	Feb. 21, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Payments to acquire businesses, gross					$ 1,000	$ 2,123
Customer Relationships
Business Combination [Line Items]
Finite-lived intangible asset, useful life			5 years
Fierce Company
Business Combination [Line Items]
Business combination, consideration transferred		$ 12,500
Payments to acquire businesses, gross		3,000
Business combination, consideration transferred, equity interests issued and issuable		9,500
Business combination, contingent consideration, liability		1,200
Business combination recognized identifiable assets acquired and liabilities assumed, deferred tax assets		3,300
Business acquisition, transaction costs		200
Fierce Company | Trade Names
Business Combination [Line Items]
Intangible assets		400
CryptoManufaktur
Business Combination [Line Items]
Business combination, consideration transferred			$ 12,400
Business combination, contingent consideration, liability			5,500
Business acquisition, transaction costs			500
Business combination, consideration transferred, equity interests issued and issuable (in shares)	76,573
CryptoManufaktur | Customer Relationships
Business Combination [Line Items]
Intangible assets			$ 7,200
Galaxy Digital Holdings, LP | Customer Relationships
Business Combination [Line Items]
Finite-lived intangible asset, useful life			5 years	3 years
Galaxy Digital Holdings, LP | Trademarks and Trade Names
Business Combination [Line Items]
Finite-lived intangible asset, useful life				3 years
Galaxy Digital Holdings, LP | Technology Valued
Business Combination [Line Items]
Finite-lived intangible asset, useful life				5 years
Galaxy Digital Holdings, LP | Fierce Company
Business Combination [Line Items]
Business combination, consideration transferred		12,500
Payments to acquire businesses, gross		3,000
Business combination, consideration transferred, equity interests issued and issuable		9,500
Business combination, contingent consideration, liability		1,200
Business combination recognized identifiable assets acquired and liabilities assumed, deferred tax assets		3,300
Business acquisition, transaction costs		200
Galaxy Digital Holdings, LP | Fierce Company | Trade Names
Business Combination [Line Items]
Intangible assets		$ 400
Galaxy Digital Holdings, LP | CryptoManufaktur
Business Combination [Line Items]
Business combination, consideration transferred			$ 12,400
Business combination, contingent consideration, liability			5,500
Business acquisition, transaction costs			500
Business combination, consideration transferred, equity interests issued and issuable (in shares)	76,573
Business acquisition, pro forma revenue							$ 22,000	$ 21,000
Business acquisition, pro forma net income (loss)							$ 2,000	$ 1,000
Galaxy Digital Holdings, LP | CryptoManufaktur | Customer Relationships
Business Combination [Line Items]
Intangible assets			$ 7,200
Galaxy Digital Holdings, LP | GK8
Business Combination [Line Items]
Business combination, consideration transferred				$ 44,000
Business combination, contingent consideration, liability				44,000
Business acquisition, goodwill, expected tax deductible amount				17,200
Business acquisition, transaction costs				2,300
Galaxy Digital Holdings, LP | GK8 | Customer Relationships
Business Combination [Line Items]
Intangible assets				2,900
Galaxy Digital Holdings, LP | GK8 | Trademarks and Trade Names
Business Combination [Line Items]
Intangible assets				3,200
Galaxy Digital Holdings, LP | GK8 | Technology Valued
Business Combination [Line Items]
Intangible assets				$ 17,200